CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current assets
Cash	$ 17,524,822	$ 5,967,798	$ 15,899,808
Other receivables	161,342	1,557,302	745,520
Prepaid expenses and deposits	569,401	323,776	334,096
Inventories	0	709,373	0
Current assets other than assets held for sale	18,255,565	8,558,249	16,979,424
Assets held for sale	8,610,504	0
Total current assets	26,866,069	8,558,249	16,979,424
Non-current assets
Investments	1,676,745	8,862,744	13,589,954
Right-of-use asset, net	0	95,851	183,424
Property, plant and equipment, net	0	8,880,258	9,134,183
Intangible assets, net	13,424,391	16,820,625	0
Total assets	41,967,205	43,217,727	39,886,985
Current liabilities
Trade and other payables	3,700,103	3,361,145	1,311,865
Lease obligations	46,842	42,285	40,875
Derivative liability	0	1,990,788	0
Warrants liability	1,447,910	0	0
Notes payable	384,647	1,435,698	0
Total current liabilities	5,579,502	6,829,916	1,352,740
Non-current liabilities
Lease obligations	79,120	110,334	142,549
Total liabilities	5,658,622	6,940,250	1,495,289
SHAREHOLDERS EQUITY
Share capital	103,208,126	73,737,925
Warrant reserve	4,968,958	4,321,989	3,341,826
Contributed surplus	18,792,590	17,371,434	3,744,423
Foreign exchange translation reserve	207,797	(84,776)	0
Accumulated deficit	(90,868,888)	(59,069,095)	(19,939,575)
Total equity	36,308,583	36,277,477	38,391,696
Equity and liabilities	41,967,205	43,217,727	39,886,985
Class A shares
SHAREHOLDERS EQUITY
Share capital	151,588	151,588	151,588
Total equity	151,588	151,588	151,588
Class B shares
SHAREHOLDERS EQUITY
Share capital	103,056,538	73,586,337	51,093,434
Total equity	$ 103,056,538	$ 73,586,337	$ 51,093,434